REVENUE - Summary of Reconciles the Group's Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 868,263	$ 1,919,349	$ 1,007,561
Commodity
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	802,399	1,873,011	973,107
Natural gas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	557,167	1,544,658	818,726
NGLs
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	141,321	188,733	115,747
Oil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	103,911	139,620	38,634
Midstream
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	30,565	32,798	31,988
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 35,299	$ 13,540	$ 2,466